Share Capital - Schedule of Share Capital of the Company (Parentheticals) (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Authorised [Member] | Class A Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares authorized	440,000,000	440,000,000	440,000,000
Authorised [Member] | Class B Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Authorised [Member] | Preference Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000	10,000,000
Issued and fully paid [Member] | Class A Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares Issued and fully paid	29,519,412	27,963,412	25,280,667
Issued and fully paid [Member] | Class B Ordinary Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares Issued and fully paid	13,254,838	13,254,838	13,254,838
Issued and fully paid [Member] | Preference Shares [Member]
Schedule of Share Capital of the Company [Line Items]
Ordinary shares, shares Issued and fully paid		2,407,575	3,466,820